Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended	12 Months Ended
	Apr. 29, 2015	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Dec. 15, 2020	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
C000221782
Account Value [Line Items]
Line Graph and Table Measure Name		Waycross Managed Risk Equity Fund
Account Value	$ 10,000	$ 20,051	$ 18,570	$ 14,770	$ 15,466	$ 15,293		$ 11,565	$ 11,010	$ 11,010	$ 9,880	$ 9,100
C000221781
Account Value [Line Items]
Line Graph and Table Measure Name		Waycross Focused Core Equity Fund
Account Value		$ 17,478	15,160	10,955	11,598	10,700	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 17,171	14,501	11,116	12,043	10,347	$ 10,000
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Account Value	$ 10,000	$ 20,741	$ 18,565	$ 15,803	$ 16,170	$ 14,949		$ 12,926	$ 12,261	$ 11,826	$ 10,866	$ 9,689